Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands		12 Months Ended
	Jun. 28, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares	May 31, 2019 $ / shares	Jul. 31, 2018 $ / shares	Mar. 05, 2014 installment $ / shares shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares							$ 1.2785	$ 1.4506
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 3,712		¥ 22,434	¥ 36,496
Restricted share
Number of shares
Unvested at beginning of the year (in shares) | shares		1,137,277
Vested (in shares) | shares		(112,367)
Forfeited (in shares) | shares		(656,292)
Unvested at end of the year (in shares) | shares		368,618		1,137,277
Weighted-Average Grant Date Fair Value
Unvested at beginning of the year (in shares) | $ / shares			$ 0.42
Vested (in dollars per share) | $ / shares			0.42
Forfeited (in dollars per share) | $ / shares			0.42
Unvested at end of the year (in shares) | $ / shares			$ 0.42
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 329		¥ 2,055	¥ 9,721
Unrecognized compensation cost | ¥		¥ 1,020	$ 1,020
Restricted shares, issued | shares	1,863,043
Jimu Parent | Restricted share
Share based compensation expenses
Ordinary shares became restricted (as a percent)									40.00%
Ordinary shares held by certain members of senior management | shares									72,000,000
Number of equal and continuous monthly installments upon meting the vesting criteria | installment									60
Weighted average grant date fair value of options granted (in dollars per share) | $ / shares						$ 0.42			$ 0.45